Equity-based compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Equity-based compensation

Note 14—Equity-based compensation

During the year ended December 31, 2022, the Company recorded stock-based compensation related to our 2014 and 2022 Plans (as defined below). As more fully described in Note 1, the Company completed the Mergers with Founder SPAC on August 15, 2022, and all Incentive Units and Phantom Units fully vested as of the Closing Date, and the original operating agreement was terminated and replaced by a new operating agreement consistent with the Company’s Up-C structure.

Included within cost of revenue, sales and marketing, product development, and general and administrative expenses are equity-based compensation expenses as follows (in thousands):

Schedule Of cost of revenue, sales and marketing, product development, and general and administrative expenses
	Years Ended December 31,
	2022	2021
Cost of revenue	$72	$-
Sales and marketing	23	-
Product development	37	-
General and administrative	100,855	7,785
Total equity-based compensation	$100,987	$7,785

2014 Plan

The 2014 Profits Participation Plan and Unit Appreciation Rights Plan (the “2014 Plan”) was a board-approved plan of Holdings LLC. Under the 2014 Plan, Holdings LLC had the authority to grant incentive and phantom units to acquire common units. Unit awards generally vest at 25% of the units on the one year anniversary of continued employment, with the remaining 75% vesting in equal monthly installments over the next three years, unless otherwise specified.

As further described in Note 3, upon consummation of the Mergers, all incentive units granted under the 2014 Plan vested and converted into the Class V Common Stock and all phantom units granted under the 2014 Plan converted into RSUs and DSUs which will vest into shares of Class A Common Stock. The unrecognized compensation cost related to the 2014 Plan that was remaining at the Closing was recognized as expense upon consummation of the Mergers.

Incentive Units – Calculating incentive unit compensation expense required the input of highly subjective assumptions pertaining to the fair value of its units. The Company utilized an independent valuation specialist to assist with the Company’s determination of the fair value per unit. The methods used to determine the fair value per unit included discounted cash flow analysis, comparable public company analysis, and comparable acquisition analysis. In addition, the probability-weighted expected return method was used and multiple exit scenarios were considered. The assumptions used in calculating the fair value of incentive unit awards represented the Company’s best estimates, but these estimates involved inherent uncertainties and the application of management’s judgment. The Company estimated volatility based on a comparable market index and calculated the historical volatility for the index for a period of time that corresponded to the expected term of the incentive unit. The expected term was calculated based on the estimated time for which the incentive unit would be held by the awardee. The risk-free rate for periods within the contractual life of the incentive unit was based on the U.S. Treasury yield curve in effect at the time of the grant.

Management utilized the Black-Scholes-Merton option pricing model to determine the fair value of units issued. No incentive units were granted during the year ended December 31, 2022. Incentive units granted in 2021 had a weighted average value of $13.40 per unit, resulting in an aggregate fair value of $2.9 million. Compensation expense for all incentive units awarded was recognized over the vesting term of the underlying options.

The assumptions used to calculate fair value of incentive units granted for the year ended December 31, 2021 are as follows. The information for the year ended December 31, 2022 is excluded below as no incentive units were granted during 2022.

Schedule of no incentive units
As of December 31, 2021
Expected dividend yield	0.00%
Risk-free interest rate	1.40%
Expected life in years	3.00
Expected volatility	48.20%

The following represents a summary of the Company’s incentive unit activity and related information during 2021 and 2022 immediately prior to the consummation of the Mergers:

Schedule Of Non vested Incentive Units
Units
Outstanding - January 1, 2021	3,017,191
Granted	214,642
Forfeited/redeemed	(147,183)
Outstanding - December 31, 2021	3,084,650
Granted	-
Forfeited/redeemed	(14,499)
Outstanding - August 15, 2022	3,070,151

Vested - August 15, 2022	3,070,151

A summary of nonvested incentive units and changes during 2021 and 2022 immediately prior to the consummation of the Mergers is as follows:

	Units	Weighted Average Grant Date Fair Value
Nonvested - January 1, 2021	275,446	3.91
Granted	214,642	13.40
Vested	(144,695)	3.75
Forfeited/redeemed	(147,183)	9.36
Nonvested - December 31, 2021	198,210	10.25
Granted	-	-
Vested	(183,711)	10.25
Forfeited/redeemed	(14,499)	10.25
Nonvested – August 15, 2022	-	$-

Phantom Units – Holdings LLC was authorized to issue phantom units to eligible employees under the terms of the Unit Appreciation Rights Plan. The Company estimated the fair value of the phantom units as of the end of each reporting period and expensed the vested fair market value of each award. During the years ended December 31, 2022 and 2021, the Company did not awarded any phantom units. Compensation cost recognized during the years ended December 31, 2022 and 2021 was $6.8 million and $7.2 million, respectively. At the Closing of the Mergers, all vested and unvested phantom units were exchanged for 970,389 vested RSUs and 540,032 vested DSUs.

2022 Plan

The 2022 Equity Incentive Plan (the “2022 Plan”), which became effective on August 15, 2022 in connection with the Closing, provides for the grant to certain employees, officers, non-employee directors and other services providers of options, stock appreciation rights, RSUs, restricted stock and other stock-based awards, any of which may be performance-based, and for incentive bonuses, which may be paid in cash, Common Stock or a combination thereof, as determined by the Company’s Compensation Committee. Under the 2022 Plan, 29,000,000 shares of Class A Common Stock are authorized to be issued. Upon approval by the Company’s board of directors, additional 2,859,270 shares of Class A Common Stock became available for issuance on January 1, 2023 under the 2022 Plan as a result of the plan’s evergreen provision.

The following represents a summary of the Company’s RSU activity and related information from immediately after the consummation of the Mergers through December 31, 2022:

Schedule of RSUs
RSUs
Outstanding – August 15, 2022 (prior to the Mergers consummation)	-
Granted – Phantom Unit exchanges	970,389
Granted – Morris Employment Agreement	8,378,986
Granted – Partial settlement of Management Rollover Consideration	1,828,669
Granted – Non-executive employees	1,665,935
Forfeited	(205,041)
Outstanding – December 31, 2022 (subsequent to the Mergers consummation)	12,638,938

Vested – December 31, 2022 (subsequent to the Mergers consummation)	11,182,243

A summary of nonvested RSUs from immediately after the consummation of the Mergers through December 31, 2022 is as follows:

	Units	Weighted Average Grant Date Fair Value
Nonvested - August 15, 2022 (subsequent to the Mergers consummation)	-	-
Granted	12,843,979	2.29
Vested	(11,182,243)	2.33
Forfeited/redeemed	(205,041)	1.98
Nonvested – December 31, 2022	1,456,695	$1.98

The RSUs exchanged for phantom units vested upon the Closing of the Mergers. The remaining RSUs will vest over the requisite services periods ranging from six to thirty-six months from the grant date.

The Company recognized $94.2 million and $0.5 million in total equity compensation costs for the years ended December 31, 2022 and 2021, respectively.

Equity-based compensation

Note 12—Equity-based compensation

During the three and six months ended June 30, 2023 and 2022, the Company recorded stock-based compensation related to the 2014 and 2022 Plans (as defined below). As more fully described in Notes 1 and 3, the Company completed the Mergers with Founder on August 15, 2022, and all incentive units and phantom units under the 2014 Plan fully vested as of the Closing Date, and the original operating agreement was terminated and replaced by a new operating agreement consistent with the Company’s Up-C structure.

2014 Plan

The 2014 Profits Participation Plan and Unit Appreciation Rights Plan (the “2014 Plan”) was a board-approved plan of Holdings LLC. Under the 2014 Plan, Holdings LLC had the authority to grant incentive and phantom units to acquire common units. Unit awards generally vested at 25.0% of the units on the one year anniversary of continued employment, with the remaining 75% vesting in equal monthly installments over the next three years, unless otherwise specified.

As further described in Note 3, upon consummation of the Mergers, all incentive units granted under the 2014 Plan vested and converted into the Class V Common Stock and all phantom units granted under the 2014 Plan converted into RSUs and DSUs which will vest into shares of Class A Common Stock. The unrecognized compensation cost related to the 2014 Plan that was remaining at the Closing was recognized as expense upon consummation of the Mergers.

2022 Plan

The 2022 Equity Incentive Plan (the “2022 Plan”), which became effective on August 15, 2022 in connection with the Closing, provides for the grant to certain employees, officers, non-employee directors and other services providers of options, stock appreciation rights, RSUs, restricted stock and other stock-based awards, any of which may be performance-based, and for incentive bonuses, which may be paid in cash, Common Stock or a combination thereof, as determined by the Company’s Compensation Committee. Under the 2022 Plan, 29,000,000 shares of Class A Common Stock are authorized to be issued. Upon approval by the Company’s board of directors, additional 2,859,270 shares of Class A Common Stock became available for issuance on January 1, 2023 under the 2022 Plan as a result of the plan’s evergreen provision.

The following represents a summary of the Company’s RSU activity and related information during the six months ended June 30, 2023:

Schedule of RSUs activity
	Units	Weighted Average Grant Date Fair Value
Nonvested – December 31, 2022	1,456,695	$1.98
Granted	15,138,947	1.05
Vested	(7,626,353)	1.14
Forfeited/redeemed	(322,010)	1.87
Nonvested – June 30, 2023	8,647,279	$1.09

The RSUs exchanged for phantom units vested upon the Closing of the Mergers. The remaining RSUs will vest over the requisite service periods ranging from six to thirty-six months from the grant date.

The Company recognized $1.8 million and $2.1 million in total equity compensation costs, including phantom unit expense, for the three months ended June 30, 2023 and 2022, respectively. The Company recognized $11.1 million and $4.8 million in total equity compensation costs, including phantom unit expense, for the six months ended June 30, 2023 and 2022, respectively.

The majority of RSUs settled during the six months ended June 30, 2023 were net share settled such that the Company withheld shares with a value equivalent to the employees’ obligation for the applicable income and other employment taxes and remitted the cash to the appropriate taxing authorities. The total shares withheld were approximately $1.1 million and were based on the value of the RSUs on their respective vesting dates as determined by the Company’s closing stock price. Total payments to the taxing authorities for employees’ tax obligations pertaining to the withheld shares were $1.0 million. As of June 30, 2023, there were 13,987,442 vested RSUs and 306,802 vested DSUs remaining which are expected to be settled in shares of Class A Common Stock prior to December 31, 2023.

As of June 30, 2023, the total unrecognized compensation cost related to outstanding RSUs was $9.4 million, which the Company expects to recognize over a weighted-average period of 0.9 years.